RELATED PARTY TRANSACTIONS (Details) - USD ($)		1 Months Ended												3 Months Ended	12 Months Ended	152 Months Ended
	Sep. 11, 2013	Nov. 30, 2014	Feb. 28, 2014	Jan. 31, 2014	Dec. 31, 2013	Oct. 31, 2013	May. 31, 2013	Apr. 30, 2013	Nov. 30, 2012	Aug. 31, 2012	May. 31, 2012	Apr. 30, 2012	Mar. 31, 2012	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Aug. 04, 2014	Jul. 31, 2014	Jun. 30, 2014	Feb. 04, 2014	Jun. 30, 2013	Dec. 31, 2012	Aug. 15, 2012	Mar. 28, 2012	Mar. 14, 2012
Related party transaction [Line Items]
Convertible note (as a percentage)									20.00%	20.00%			20.00%
Principal amount									$ 156,243	$ 600,000			$ 240,000
Effective interest rate (as a percent)														24.00%	24.00%	24.00%
Advance under note													300,000
Cash advance net Of interest																										$ 60,000
Conversion price (in dollars per share)	$ 0.014						$ 7.50	$ 7.50																		$ 4.88
Conversion of units													$ 600,000
Other shares issued (in shares)													20,623
Shares issued, three (in shares)									20,833
Proceeds from related party debt									$ 155,000
Convertible note due date								Aug. 31, 2013
Description of transaction
(i) financing raising not less than $1 million, compensation of $75,000; (ii) a going private transaction, compensation of $200,000 or greater; and (iii) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $3,000,000. In May 2013 Dr. Herschkowitz received $75,000 after the Company surpassed raising $1 million.

(i) financing raising not less than $1 million, compensation of $75,000; (ii) a going private transaction, compensation of $200,000 or greater; and (iii) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $3,000,000. In May 2013 Dr. Herschkowitz received $75,000 after the Company surpassed raising $1 million.

Shares issued		13,700				13,333	4,762	13,889
Compensation payment pursuant to merger
listing the Company's shares on NASDAQ pursuant to an underwritten offering of the Company's securities resulting in gross proceeds of between $5 million and $30 million, then the Company would have to be required to deliver to Dr. Herschkowitz the following compensation: (A) $75,000 upon consummating the shell merger, (B) $150,000 upon consummating the qualifying financing round; and (C) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $1,000,000. The Company was also required to reimburse Dr. Herschkowitz at his actual out-of-pocket cost for reasonable expenses incurred in connection with the shell transactions, with a maximum limit of $10,000 for such expenses.

listing the Company's shares on NASDAQ pursuant to an underwritten offering of the Company's securities resulting in gross proceeds of between $5 million and $30 million, then the Company would have to be required to deliver to Dr. Herschkowitz the following compensation: (A) $75,000 upon consummating the shell merger, (B) $150,000 upon consummating the qualifying financing round; and (C) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $1,000,000. The Company was also required to reimburse Dr. Herschkowitz at his actual out-of-pocket cost for reasonable expenses incurred in connection with the shell transactions, with a maximum limit of $10,000 for such expenses.

Value of new shares issued														$ 2,055,000	$ 2,055,001	$ 2,055,000
Number of securities called by warrants or rights			21,538														37,440	61,539	61,539	28,986	4,831		5,926
Preferred stock [Member]
Related party transaction [Line Items]
Value of new shares issued															$ 206
Non-convertible grid note [Member]
Related party transaction [Line Items]
Effective interest rate (as a percent)														10.00%	10.00%	10.00%
Minimum [Member]
Related party transaction [Line Items]
Proceeds from offering of securities														$ 2,000,000
Maximum [Member]
Related party transaction [Line Items]
Proceeds from offering of securities														$ 4,000,000
First advance [Member]
Related party transaction [Line Items]
Advance under note																										$ 300,000
Second advance [Member]
Related party transaction [Line Items]
Advance under note																										$ 84,657
Samuel Herschkowitz [Member]
Related party transaction [Line Items]
Shares issued, two (in shares)										353,334
Shares issued												100,000
Accrued interest (as a percent)												20.00%
Periodic payment	$ 314,484
Number of shares converted	299,509
Samuel Herschkowitz [Member] | Non-convertible grid note [Member]
Related party transaction [Line Items]
Gross proceeds received in advance (as a percent)					10.00%
Samuel Herschkowitz [Member] | Minimum [Member]
Related party transaction [Line Items]
Conversion price (in dollars per share)																									$ 1.05
Interest rate on event of default (as a percent)												20.00%
Samuel Herschkowitz [Member] | Maximum [Member]
Related party transaction [Line Items]
Conversion price (in dollars per share)																									$ 4.88
Interest rate on event of default (as a percent)												24.00%
Sok Partners [Member]
Related party transaction [Line Items]
Notes payable																								$ 357,282
Advance under note											$ 300,000
Conversion of units (in shares)											61,539		61,539
Additional issue Of common stock (in shares)																											213,334
Shares issued													176,667
Periodic payment	$ 680,444
Number of shares converted	648,050
Sok Partners [Member] | Non-convertible grid note [Member]
Related party transaction [Line Items]
Notes payable			$ 305,589.04
Proceeds from notes payable				$ 20,000	$ 300,000
Maturity date					Feb. 28, 2014
Amount received in three tranches					$ 250,000
Increase in interest in case of default				20.00%
Sok Partners [Member] | Non-convertible grid note [Member] | Subsequent Event [Member]
Related party transaction [Line Items]
Increase in interest in case of default				20.00%
Dr. Samuel Herschkowitz and SOK Partners, LLC [Member]
Related party transaction [Line Items]
Shares issued													176,667
Dr. Samuel Herschkowitz and SOK Partners, LLC [Member] | Minimum [Member]
Related party transaction [Line Items]
Equity bonus valued at common stock (in dollars per share)													$ 1.05
Dr. Samuel Herschkowitz and SOK Partners, LLC [Member] | Maximum [Member]
Related party transaction [Line Items]
Equity bonus valued at common stock (in dollars per share)													$ 4.88
CEO [Member]
Related party transaction [Line Items]
Number of securities called by warrants or rights																						52
CEO [Member] | Preferred stock [Member]
Related party transaction [Line Items]
Shares issued			25,000
Value of new shares issued			$ 19,231